UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04765

BNY Mellon New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon New York AMT-Free Municipal Bond Fund

SEMIANNUAL REPORT May 31, 2019

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bnymellonim.com/us and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon New York AMT-Free Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for, BNY Mellon New York AMT-Free Municipal Bond Fund (formerly Dreyfus New York AMT-Free Municipal Bond Fund), covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases; and this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied, and bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 17, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, BNY Mellon New York AMT-Free Municipal Bond Fund’s (formerly, Dreyfus New York AMT-Free Municipal Bond Fund) Class A shares produced a total return of 6.19%, Class C shares returned 5.72%, Class I shares returned 6.32%, and Class Y shares returned 6.19%.1 In comparison, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New York, provided a total return of 5.96% for the same period.2

Municipal bonds during the reporting period encountered bouts of volatility stemming from shifting Federal Reserve (“Fed”) policy and changing supply-and-demand dynamics in the municipal securities market. The fund’s Class A, Class I and Class Y shares outperformed the Index, mainly due to security selection and yield curve positioning.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state, and New York city income taxes to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that provide income exempt from federal, New York state and New York city income taxes, and the federal alternative minimum tax. The fund invests at least 70% of its assets in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity. A bond’s maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

The portfolio managers focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the portfolio managers estimate and analyze the relative value of various sectors and securities and may actively trade among sectors and securities based on this analysis.

A Shift in Federal Reserve Policy Drove Municipal Bonds

Municipal bonds performed well during the six months ended May 31, 2019. At the outset of the reporting period, the Fed continued on a path of raising short-term interest rates with its last rate hike in December 2018 bringing the target range to 2.25%-2.50%. Investor concern about the effect of the Fed’s hawkish stance on interest rates led to a flight to quality in which higher-quality securities, including municipal bonds, rallied strongly. As the period progressed, the Fed’s shift to a more dovish stance also fed demand, as it confirmed investor concerns about a possible weakening of the economy and a lack of inflation pressures.

Fund flows surged in 2019, hitting record levels. This robust demand was driven in part by the effects of the Tax Cuts and Jobs Act of 2017, which capped the federal tax deductibility of state and local taxes and particularly impacted individuals residing in high-tax states. The relative stability of the municipal bond market relative to that of the equity markets also attracted investors. Further bolstering municipal bond performance was a supply picture that was very manageable.

As rates continued to fall, investors consistently reached for incremental yield. As a result, longer-term municipals, especially those 10 years and longer, experienced a greater compression of yields than did

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

shorter maturities, resulting in a flatter municipal bond yield curve. Investors also began to reach for the yield offered by lower-quality issues, resulting in a tightening of quality spreads. The ratio of municipal bond yields to Treasury yields fell significantly, especially for longer-dated bonds, reflecting the outperformance of municipal bonds versus Treasuries.

Credit fundamentals in New York remained stable to strong during the reporting period. Driven by continued economic strength, income tax revenues were healthy.

Security Selection and Yield Curve Positioning Were Beneficial

The fund’s performance compared to the Index benefited from security selection and yield curve positioning. Security selections were particularly strong in the airport, transportation, and special tax sectors. The fund’s exposure to longer-dated issues added to performance, as the municipal bond yield curve experienced some flattening, with yields on intermediate-to-long issues declining. Less exposure to shorter-dated issues, which underperformed, also benefited the fund.

In contrast, the fund’s performance was hindered by asset allocation decisions. Although the fund reduced its exposure to tobacco-backed bonds during the reporting period, an overweight to this sector was a drag on performance. An overweight to the hospital and health care sector also detracted from results.

A Constructive Investment Posture

The economy remains strong, employment continues to be robust, and we expect this to continue for the remainder of the year. One risk to this outlook is a deterioration in trade relations, which could derail the economy’s momentum. Despite record-low unemployment, inflation remains subdued, so we anticipate that the Fed will leave short-term interest rates unchanged with the possibility of a one-time cut in the short-term rate depending upon trade policy developments and future economic data.

With demand for municipal bonds likely to remain strong and supply likely to be manageable, the municipal bond market is likely to perform relatively well. Reinvestment demand in the coming months, as well as net negative supply, could also be a tailwind for the market. The cap on federal deductibility of state and local taxes will continue to help drive demand for municipal securities. We will continue to focus on security selection, emphasizing undervalued issues and relying on our credit research capabilities.

June 17, 2019

1  Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents. Capital gains, if any, are fully taxable.

2  Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon New York AMT-Free Municipal Bond Fund from December 1, 2018 to May 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2019

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.04	$8.92	$3.86	$3.86
Ending value (after expenses)	$1,061.90	$1,057.20	$1,063.20	$1,061.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2019

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.94	$8.75	$3.78	$3.78
Ending value (after expenses)	$1,020.04	$1,016.26	$1,021.19	$1,021.19

†  Expenses are equal to the fund’s annualized expense ratio of .98% for Class A, 1.74% for Class C, .75% for Class I and .75% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0%
New York - 100.9%
Build New York City Resource Corporation, Revenue Bonds, Refunding (The New York Methodist Hospital Project)	5.00	7/1/2029	650,000		737,133
Build New York City Resource Corporation, Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2040	1,000,000		1,131,720
Dutchess County Local Development Corporation, Revenue Bonds (Health Quest Systems Inc., Project) Ser. B	4.00	7/1/2041	2,585,000		2,751,293
Dutchess County Local Development Corporation, Revenue Bonds (Health Quest Systems Inc., Project) Ser. B	5.00	7/1/2035	2,000,000		2,326,920
Dutchess County Local Development Corporation, Revenue Bonds (Health Quest Systems Inc., Project) Ser. B	5.00	7/1/2032	1,000,000		1,174,710
Glen Cove Local Economic Assistance Corporation, Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	6,000,000	[a]	1,961,400
Hempstead Town Local Development Corporation, Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000		943,601
Hudson Yards Infrastructure Corporation, Revenue Bonds, Refunding	5.75	2/15/2047	940,000		1,003,619
Hudson Yards Infrastructure Corporation, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	2,000,000		2,378,580
Long Island Power Authority, Revenue Bonds	5.00	9/1/2047	1,000,000		1,183,510
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	1,500,000		1,714,845
Long Island Power Authority, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	1,000,000		1,183,690
Long Island Power Authority, Revenue Bonds, Ser. B	5.00	9/1/2037	1,700,000		1,959,811

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
New York - 100.9% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2027	2,000,000	2,237,220
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	1,750,000	2,066,487
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2041	965,000	1,052,815
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C	5.00	11/15/2028	1,785,000	1,976,745
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2034	2,260,000	2,647,454
Metropolitan Transportation Authority, Revenue Bonds, Ser. C	5.00	11/15/2030	5,000,000	5,791,800
Metropolitan Transportation Authority, Revenue Bonds, Ser. D1	5.25	11/15/2044	2,000,000	2,305,540
Metropolitan Transportation Authority, Revenue Bonds, Ser. E	5.00	11/15/2043	6,210,000	6,866,397
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	5,000,000	5,320,150
Monroe County Industrial Development Corporation, Revenue Bonds (The Rochester General Hospital Project)	5.00	12/1/2035	1,150,000	1,344,040
Monroe County Industrial Development Corporation, Revenue Bonds (The Rochester General Hospital Project)	5.00	12/1/2034	1,100,000	1,287,561
Monroe County Industrial Development Corporation, Revenue Bonds, Refunding (University of Rochester Project), Ser. A	5.00	7/1/2036	1,000,000	1,206,950
New York & New Jersey Port Authority, Revenue Bonds (JFK International Air Terminal LLC Project)	6.00	12/1/2036	2,000,000	2,118,520

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
New York - 100.9% (continued)
New York & New Jersey Port Authority, Revenue Bonds, Refunding, Ser. 195th	5.00	4/1/2036	4,000,000	4,712,680
New York & New Jersey Port Authority, Revenue Bonds, Refunding, Ser. 197th	5.00	11/15/2033	4,000,000	4,756,560
New York & New Jersey Port Authority, Revenue Bonds, Ser. 163rd	5.00	7/15/2035	5,000,000	5,183,400
New York & New Jersey Port Authority, Revenue Bonds, Ser. 184th	5.00	9/1/2036	2,500,000	2,881,125
New York & New Jersey Port Authority, Revenue Bonds, Ser. 184th	5.00	9/1/2039	2,000,000	2,299,340
New York & New Jersey Port Authority, Revenue Bonds, Ser. 184th	5.00	9/1/2032	3,000,000	3,496,770
New York & New Jersey Port Authority, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	1,955,000	2,350,868
New York City, GO, Refunding, Ser. A	5.00	8/1/2027	3,000,000	3,602,430
New York City, GO, Refunding, Ser. C	5.00	8/1/2033	12,240,000	14,241,852
New York City, GO, Refunding, Ser. F	5.00	8/1/2029	3,500,000	3,813,075
New York City, GO, Refunding, Ser. I	5.00	8/1/2028	2,000,000	2,212,900
New York City, GO, Refunding, Ser. J	5.00	8/1/2031	4,000,000	4,641,400
New York City, GO, Ser. A1	5.00	8/1/2037	3,500,000	4,156,040
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2025	3,960,000	4,308,480
New York City Housing Development Corporation, Revenue Bonds, Ser. B2	5.00	7/1/2026	2,000,000	2,252,600
New York City Housing Development Corporation, Revenue Bonds, Ser. C1-A	4.00	11/1/2053	2,500,000	2,625,625

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
New York - 100.9% (continued)
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corporation)	7.00	3/1/2049	5,000,000		5,023,950
New York City Municipal Water Finance Authority, Revenue Bonds (SPA; State Street Bank and Trust Co.) Ser. B	2.18	6/15/2032	1,500,000	[b]	1,500,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC	5.00	6/15/2045	4,000,000		4,316,360
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC	5.00	6/15/2047	1,685,000		1,875,236
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. CC-1	5.00	6/15/2038	3,595,000		4,292,789
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	5.00	6/15/2034	2,000,000		2,255,240
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. FF	5.00	6/15/2031	2,000,000		2,072,760
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. GG	5.00	6/15/2031	5,000,000		5,945,000
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. S-2A	5.00	7/15/2034	4,000,000		4,930,120
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	11/1/2038	3,000,000		3,232,320
New York City Transitional Finance Authority, Revenue Bonds, Ser. D1	5.00	2/1/2036	2,000,000		2,273,020
New York City Transitional Finance Authority, Revenue Bonds, Ser. E1	5.00	2/1/2040	4,000,000		4,675,960
New York City Transitional Finance Authority, Revenue Bonds, Ser. S1	5.00	7/15/2043	5,000,000		5,729,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
New York - 100.9% (continued)
New York City Transitional Finance Authority, Revenue Bonds, Ser. S2	5.00	7/15/2040	3,000,000		3,482,640
New York City Transitional Finance Authority, Revenue Bonds, Ser. S-3	5.00	7/15/2043	2,000,000		2,406,640
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (American Museum of Natural History) Ser. A	5.00	7/1/2032	4,210,000		4,871,854
New York Convention Center Development Corporation, Revenue Bonds, Refunding	5.00	11/15/2040	1,250,000		1,457,512
New York Convention Center Development Corporation, Revenue Bonds, Ser. B	0.00	11/15/2046	4,000,000	[a]	1,536,120
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S2	0.00	6/1/2050	10,000,000	[a]	1,445,200
New York Counties Tobacco Trust V, Revenue Bonds, Ser. S3	0.00	6/1/2055	20,000,000	[a]	1,470,000
New York Liberty Development Corporation, Revenue Bonds, Refunding	5.25	10/1/2035	2,000,000		2,635,980
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project) Ser. 1	5.00	11/15/2044	5,000,000	[c]	5,467,450
New York Liberty Development Corporation, Revenue Bonds, Refunding (4 World Trade Center Project)	5.00	11/15/2044	3,000,000		3,218,070
New York Liberty Development Corporation, Revenue Bonds, Refunding (7 World Trade Center Project) Ser. 1	5.00	9/15/2040	2,000,000		2,180,260
New York State Dormitory Authority, Revenue Bonds (General Purpose) Ser. F	5.00	2/15/2039	2,000,000		2,308,460
New York State Dormitory Authority, Revenue Bonds, Refunding (Fordham University) Ser. A	5.00	7/1/2041	1,000,000		1,160,170
New York State Dormitory Authority, Revenue Bonds, Refunding (General Purpose) Ser. C	5.00	3/15/2031	5,000,000		5,779,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
New York - 100.9% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	1,000,000		1,136,800
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan Kettering Cancer Center) Ser. 1	5.00	7/1/2042	500,000		590,770
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000		3,344,180
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,010,000		1,210,435
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University Hospitals Center)	5.00	7/1/2032	500,000		590,935
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University Hospitals Center)	5.00	7/1/2034	2,500,000		2,831,575
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	3,540,000		4,100,807
New York State Dormitory Authority, Revenue Bonds, Refunding (North Shore - Long Island Jewish Obligated Group) Ser. A	5.00	5/1/2043	1,300,000		1,469,052
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2045	1,400,000	[c]	1,554,560
New York State Dormitory Authority, Revenue Bonds, Refunding (Orange Regional Medical Center Obligated Group)	5.00	12/1/2036	3,400,000	[c]	3,914,012

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
New York - 100.9% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (State University Educational Facilities)	5.00	5/15/2030	2,000,000		2,190,720
New York State Dormitory Authority, Revenue Bonds, Refunding (State University of New York Dormitory Facilities) Ser. A	5.00	7/1/2043	2,500,000		2,790,850
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	3,000,000		3,385,230
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000		5,922,200
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2043	2,500,000		2,783,375
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	2/15/2034	3,700,000		4,442,553
New York State Environmental Facilities Corporation, Revenue Bonds, Refunding (Master Financing Program) Ser. B	5.00	5/15/2030	2,000,000		2,263,340
New York State Mortgage Agency, Revenue Bonds, Ser. 39TH	5.00	4/1/2028	90,000		92,062
New York State Thruway Authority, Revenue Bonds Junior Indebtedness Obligations, Ser. A	5.00	1/1/2041	1,000,000		1,162,250
New York State Thruway Authority, Revenue Bonds, Refunding Ser. I	5.00	1/1/2042	1,500,000		1,614,180
Niagara Area Development Corporation, Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	3,250,000	[c]	3,354,715
Niagara Tobacco Asset Securitization Corporation, Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000		2,139,860
Niagara Tobacco Asset Securitization Corporation, Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000		1,859,375
Oyster Bay, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. B	4.00	2/1/2033	3,000,000		3,228,150
Sales Tax Asset Receivable Corporation, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	1,000,000		1,174,310

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 102.0% (continued)
New York - 100.9% (continued)
Suffolk Tobacco Asset Securitization Corporation, Revenue Bonds, Ser. B	6.00	6/1/2048	4,690,000		4,696,519
Tender Option Bond Trust Receipts (Series 2016-XM0367), (New York City Transitional Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	14.26	7/1/2041	4,000,000	[c,d]	4,139,660
Tender Option Bond Trust Receipts (Series 2016-XM0382), (New York City Transitional Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	14.26	5/1/2042	10,000,000	[c,d]	11,113,500
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	3,000,000		3,578,940
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2038	1,000,000		1,108,480
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000		4,106,585
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2042	2,000,000		2,407,940
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.25	11/15/2045	1,500,000		1,756,080
TSASC, Revenue Bonds, Refunding	5.00	6/1/2041	2,500,000		2,720,550
TSASC, Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	6/1/2048	1,220,000		1,190,574
Utility Debt Securitization Authority, Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	12/15/2035	8,000,000		9,491,200
Westchester County Local Development Corporation, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2027	270,000		320,379
Westchester County Local Development Corporation, Revenue Bonds, Ser. A	5.00	7/1/2029	250,000		294,603

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 102.0% (continued)
New York - 100.9% (continued)
Westchester Tobacco Asset Securitization Corporation, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	1,500,000	1,616,625
Western Nassau County Water Authority, Revenue Bonds, Ser. A	5.00	4/1/2040	1,000,000	1,143,010
				320,579,858
U.S. Related - 1.1%
Guam, Revenue Bonds, Refunding, Ser. A	5.50	11/1/2019	1,000,000	1,014,380
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. CC	5.25	7/1/2033	2,405,000	2,647,232
				3,661,612
Total Investments (cost $306,954,095)			102.0%	324,241,470
Liabilities, Less Cash and Receivables			(2.0%)	(6,483,525)
Net Assets			100.0%	317,757,945

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $29,543,897 or 9.3% of net assets.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

Portfolio Summary (Unaudited) †	Value (%)
General	23.9
Transportation	23.4
General Obligation	11.3
Medical	7.9
Education	6.9
Water	6.7
Development	6.5
Tobacco Settlement	5.4
Power	3.0
Utilities	2.5
Multifamily Housing	1.5
Pollution	1.1
Industrial Revenue	1.0
Facilities	.7
Nursing Homes	.2
Single Family Housing	.0
102.0

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	306,954,095	324,241,470
Cash		596,691
Interest receivable		3,865,785
Receivable for shares of Beneficial Interest subscribed		104,838
Prepaid expenses		39,222
		328,848,006
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		230,416
Payable for floating rate notes issued—Note 4		10,500,000
Payable for shares of Beneficial Interest redeemed		247,324
Interest and expense payable related to floating rate notes issued—Note 4		41,209
Trustees fees and expenses payable		6,781
Accrued expenses		64,331
		11,090,061
Net Assets ($)		317,757,945
Composition of Net Assets ($):
Paid-in capital		300,235,814
Total distributable earnings (loss)		17,522,131
Net Assets ($)		317,757,945

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	242,273,615	17,605,520	57,877,780	1,030
Shares Outstanding	16,112,435	1,170,684	3,849,182	68.49
Net Asset Value Per Share ($)	15.04	15.04	15.04	15.04

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	5,699,639
Expenses:
Management fee—Note 3(a)	867,040
Shareholder servicing costs—Note 3(c)	385,402
Interest and expense related to floating rate notes issued—Note 4	116,432
Distribution fees—Note 3(b)	67,330
Professional fees	34,276
Registration fees	29,554
Prospectus and shareholders’ reports	17,368
Trustees’ fees and expenses—Note 3(d)	10,552
Loan commitment fees—Note 2	3,642
Custodian fees—Note 3(c)	151
Miscellaneous	20,062
Total Expenses	1,551,809
Less—reduction in fees due to earnings credits—Note 3(c)	(2)
Net Expenses	1,551,807
Investment Income—Net	4,147,832
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	512,097
Net realized gain (loss) on futures	(26,186)
Net Realized Gain (Loss)	485,911
Net unrealized appreciation (depreciation) on investments	14,248,870
Net Realized and Unrealized Gain (Loss) on Investments	14,734,781
Net Increase in Net Assets Resulting from Operations	18,882,613

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations ($):
Investment income—net	4,147,832	9,608,554
Net realized gain (loss) on investments	485,911	333,257
Net unrealized appreciation (depreciation) on investments	14,248,870	(11,520,251)
Net Increase (Decrease) in Net Assets Resulting from Operations	18,882,613	(1,578,440)
Distributions ($):
Distributions to shareholders:
Class A	(3,190,223)	(6,856,002)
Class C	(168,993)	(413,124)
Class I	(803,622)	(2,339,439)
Class Y	(14)	(30)
Total Distributions	(4,162,852)	(9,608,595)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	8,697,548	8,923,938
Class C	1,026,320	1,289,661
Class I	9,211,216	16,578,810
Distributions reinvested:
Class A	2,582,262	5,580,298
Class C	143,647	350,857
Class I	795,406	2,295,737
Cost of shares redeemed:
Class A	(23,530,171)	(32,421,571)
Class C	(3,359,226)	(8,020,678)
Class I	(16,516,285)	(44,144,400)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(20,949,283)	(49,567,348)
Total Increase (Decrease) in Net Assets	(6,229,522)	(60,754,383)
Net Assets ($):
Beginning of Period	323,987,467	384,741,850
End of Period	317,757,945	323,987,467

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Capital Share Transactions (Shares):
Class Aa
Shares sold	597,236	608,242
Shares issued for distributions reinvested	175,464	382,894
Shares redeemed	(1,609,136)	(2,225,443)
Net Increase (Decrease) in Shares Outstanding	(836,436)	(1,234,307)
Class Ca
Shares sold	70,199	88,114
Shares issued for distributions reinvested	9,761	24,062
Shares redeemed	(230,021)	(547,281)
Net Increase (Decrease) in Shares Outstanding	(150,061)	(435,105)
Class Ia
Shares sold	630,321	1,134,020
Shares issued for distributions reinvested	54,032	157,434
Shares redeemed	(1,137,435)	(3,035,650)
Net Increase (Decrease) in Shares Outstanding	(453,082)	(1,744,196)

[a]During the period ended May 31, 2019, 4,148 Class A shares representing $62,098 were exchanged for 4,148 Class I shares and during the period ended November 30, 2018, 8,259 Class C shares representing $123,476 were automatically converted to 8,265 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	May 31, 2019	Year Ended November 30,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.35	14.81	14.44	14.93	14.91	14.29
Investment Operations:
Investment income—net[a]	.19	.39	.40	.42	.45	.47
Net realized and unrealized gain (loss) on investments	.69	(.46)	.37	(.49)	.03	.62
Total from Investment Operations	.88	(.07)	.77	(.07)	.48	1.09
Distributions:
Dividends from investment income—net	(.19)	(.39)	(.40)	(.42)	(.46)	(.47)
Net asset value, end of period	15.04	14.35	14.81	14.44	14.93	14.91
Total Return (%)[b]	6.19[c]	(.49)	5.33	(.58)	3.24	7.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[d]	.98	.93	.92	.91	.92
Ratio of net expenses to average net assets	.98[d]	.98	.93	.92	.91	.92
Ratio of interest and expense related to floating rate notes issued to average net assets	.07[d]	.06	.03	.02	.01	.01
Ratio of net investment income to average net assets	2.63[d]	2.67	2.68	2.76	3.05	3.24
Portfolio Turnover Rate	4.86[c]	15.32	9.08	12.48	24.62	20.10
Net Assets, end of period ($ x 1,000)	242,274	243,275	269,220	326,281	333,968	351,371

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class C Shares	May 31, 2019	Year Ended November 30,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.36	14.81	14.44	14.93	14.91	14.30
Investment Operations:
Investment income—net[a]	.14	.28	.28	.30	.34	.36
Net realized and unrealized gain (loss) on investments	.68	(.45)	.37	(.49)	.02	.61
Total from Investment Operations	.82	(.17)	.65	(.19)	.36	.97
Distributions:
Dividends from investment income—net	(.14)	(.28)	(.28)	(.30)	(.34)	(.36)
Net asset value, end of period	15.04	14.36	14.81	14.44	14.93	14.91
Total Return (%)[b]	5.72[c]	(1.17)	4.54	(1.33)	2.45	6.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.74[d]	1.73	1.69	1.68	1.67	1.68
Ratio of net expenses to average net assets	1.74[d]	1.73	1.69	1.68	1.67	1.68
Ratio of interest and expense related to floating rate notes issued to average net assets	.07[d]	.06	.03	.02	.01	.01
Ratio of net investment income to average net assets	1.87[d]	1.90	1.92	1.99	2.28	2.45
Portfolio Turnover Rate	4.86[c]	15.32	9.08	12.48	24.62	20.10
Net Assets, end of period ($ x 1,000)	17,606	18,960	26,001	30,526	28,734	24,239

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
Class I Shares	May 31, 2019	Year Ended November 30,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.35	14.81	14.44	14.93	14.91	14.29
Investment Operations:
Investment income—net[a]	.21	.43	.43	.45	.49	.50
Net realized and unrealized gain (loss) on investments	.69	(.47)	.37	(.48)	.02	.63
Total from Investment Operations	.90	(.04)	.80	(.03)	.51	1.13
Distributions:
Dividends from investment income—net	(.21)	(.42)	(.43)	(.46)	(.49)	(.51)
Net asset value, end of period	15.04	14.35	14.81	14.44	14.93	14.91
Total Return (%)	6.32[b]	(.25)	5.58	(.33)	3.50	8.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[c]	.72	.69	.67	.66	.66
Ratio of net expenses to average net assets	.75[c]	.72	.69	.67	.66	.66
Ratio of interest and expense related to floating rate notes issued to average net assets	.07[c]	.06	.03	.02	.01	.01
Ratio of net investment income to average net assets	2.86[c]	2.90	2.90	2.99	3.29	3.45
Portfolio Turnover Rate	4.86[b]	15.32	9.08	12.48	24.62	20.10
Net Assets, end of period ($ x 1,000)	57,878	61,751	89,520	54,714	42,766	32,191

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class Y Shares	May 31, 2019	Year Ended November 30,
(Unaudited)		2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	14.36	14.81	14.44	14.93	14.91	14.30
Investment Operations:
Investment income—net[a]	.21	.43	.43	.46	.46	.49
Net realized and unrealized gain (loss) on investments	.67	(.46)	.37	(.49)	.04	.61
Total from Investment Operations	.88	(.03)	.80	(.03)	.50	1.10
Distributions:
Dividends from investment income—net	(.20)	(.42)	(.43)	(.46)	(.48)	(.49)
Net asset value, end of period	15.04	14.36	14.81	14.44	14.93	14.91
Total Return (%)	6.19[b]	(.17)	5.55	(.30)	3.42	7.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75[c]	.71	.65	.61	.64	.79
Ratio of net expenses to average net assets	.75[c]	.71	.65	.61	.64	.79
Ratio of interest and expense related to floating rate notes issued to average net assets	.07[c]	.06	.03	.02	.01	.01
Ratio of net investment income to average net assets	2.88[c]	2.94	2.91	3.04	3.11	3.32
Portfolio Turnover Rate	4.86[b]	15.32	9.08	12.48	24.62	20.10
Net Assets, end of period ($ x 1,000)	1	1	1	1	1	1

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon New York AMT-Free Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open–end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, the fund changed its name from Dreyfus New York AMT–Free Municipal Bond Fund to BNY Mellon New York AMT–Free Municipal Bond Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2019, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	–	324,241,470	–	324,241,470
Liabilities ($)
Floating Rate Notes†	–	(10,500,000)	–	(10,500,000)

†  Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At May 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $235,344 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2018. If not applied, $235,344 of the carryover expires in fiscal year 2019.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was as follows: tax-exempt income $9,608,595. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $1.030 billion unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $830 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is in amount equal to $200 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2019, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended May 31, 2019, the Distributor retained $1,814 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended May 31, 2019, Class C shares were charged $67,330 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service

Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2019, Class A and Class C shares were charged $301,753 and $22,444, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2019, the fund was charged $26,157 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2019, the fund was charged $151 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2019, the fund was charged $1,279 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

During the period ended May 31, 2019, the fund was charged $5,044 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $147,819, Distribution Plan fees $11,243, Shareholder Services Plan fees $54,991, custodian fees $2,650, Chief Compliance Officer fees $4,090 and transfer agency fees $9,623.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2019, amounted to $15,215,369 and $35,487,762, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity

Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2019 was approximately $10,500,000, with a related weighted average annualized interest rate of 2.22%.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended May 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. At May 31, 2019 there were no financial futures outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended May 31, 2019:

Average Market Value ($)
Interest rate futures	1,087,567

At May 31, 2019, accumulated net unrealized appreciation on investments was $17,287,375, consisting of $17,403,097 gross unrealized appreciation and $115,722 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

NOTES

NOTES

For More Information

BNY Mellon New York AMT-Free Municipal Bond Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: PSNYX Class C: PNYCX Class I: DNYIX Class Y: DNYYX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.bnymellonim.com/us

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0021SA0519

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New York AMT-Free Municipal Bond Fund

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      July 26, 2019

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      July 26, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)